PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund Investment Objectives and Goals - PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Enhanced Short Maturity Active ESG and Bond Exchange-Traded Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, while incorporating PIMCO's ESG investment strategy.